UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Science and Technology Fund

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 7.6%
Internet & Direct Marketing Retail
Amazon.com, Inc.*	45,534	37,496,338
The Priceline Group, Inc.*	7,512	11,832,377
		49,328,715
Health Care 1.4%
Biotechnology 1.0%
BioMarin Pharmaceutical, Inc.*	27,100	2,374,773
Celgene Corp.*	19,441	2,258,072
Incyte Corp.*	2,700	327,267
Shire PLC (ADR)	9,700	1,627,757
ViaCyte, Inc.*	1,869	0
		6,587,869
Health Care Equipment & Supplies 0.4%
Medtronic PLC	31,621	2,403,829
Industrials 3.2%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	23,000	3,649,870
Northrop Grumman Corp.	27,000	6,185,160
Raytheon Co.	60,526	8,725,428
		18,560,458
Electrical Equipment 0.4%
Acuity Brands, Inc.	11,006	2,280,773
Information Technology 85.3%
Communications Equipment 3.7%
Acacia Communications, Inc.* (a)	61,000	3,548,370
ARRIS International PLC*	110,000	3,143,800
Cisco Systems, Inc.	556,605	17,098,906
		23,791,076
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. "A"	123,480	8,333,665
Internet Software & Services 16.8%
Alibaba Group Holding Ltd. (ADR)*	39,860	4,038,216
Alphabet, Inc. "A"*	35,921	29,462,045
Alphabet, Inc. "C"*	34,305	27,333,881
Criteo SA (ADR)* (a)	85,000	3,830,950
Facebook, Inc. "A"*	291,221	37,951,921
j2 Global, Inc.	40,000	3,352,400
Yahoo!, Inc.*	84,400	3,719,508
		109,688,921
IT Services 17.6%
Accenture PLC "A"	67,141	7,645,346
Amdocs Ltd.	50,000	2,935,500
Broadridge Financial Solutions, Inc.	43,749	2,910,621
Cognizant Technology Solutions Corp. "A"*	44,269	2,328,107
EPAM Systems, Inc.*	64,527	4,152,958
Euronet Worldwide, Inc.*	52,210	3,734,059
Fidelity National Information Services, Inc.	115,663	9,185,955
Fiserv, Inc.*	67,416	7,242,501
FleetCor Technologies, Inc.*	20,400	3,008,796
International Business Machines Corp.	19,300	3,368,236
Mastercard, Inc. "A"	156,895	16,682,645
PayPal Holdings, Inc.*	193,500	7,697,430
Sabre Corp.	151,868	3,720,766
Travelport Worldwide Ltd.	240,000	3,446,400
Vantiv, Inc. "A"*	102,329	6,368,957
Visa, Inc. "A"	305,561	25,272,950
WNS Holdings Ltd. (ADR)*	171,900	4,888,836
		114,590,063
Semiconductors & Semiconductor Equipment 15.3%
Applied Materials, Inc.	257,771	8,828,657
Broadcom Ltd.	111,055	22,155,473
Cavium, Inc.*	67,933	4,497,844
Inphi Corp.*	112,700	5,163,914
Intel Corp.	534,702	19,687,728
Lam Research Corp.	26,383	3,030,351
MA-COM Technology Solutions Holdings, Inc.*	71,065	3,379,141
Micron Technology, Inc.*	158,927	3,831,730
NVIDIA Corp.	134,402	14,674,010
Silicon Motion Technology Corp. (ADR)	54,999	2,150,461
Skyworks Solutions, Inc.	43,700	4,009,038
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	152,320	4,708,211
Texas Instruments, Inc.	49,082	3,707,654
		99,824,212
Software 21.7%
Activision Blizzard, Inc.	144,310	5,802,705
Adobe Systems, Inc.*	98,244	11,138,905
CommVault Systems, Inc.*	64,400	3,162,040
Electronic Arts, Inc.*	68,000	5,673,240
Imperva, Inc.*	38,512	1,607,876
Intuit, Inc.	10,847	1,286,237
Microsoft Corp.	1,041,212	67,314,356
Nice Ltd. (ADR) (a)	75,000	5,263,500
Oracle Corp.	343,540	13,779,389
PTC, Inc.*	100,494	5,282,969
salesforce.com, Inc.*	188,178	14,884,880
Synopsys, Inc.*	97,675	6,142,781
		141,338,878
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	398,908	48,407,486
Electronics for Imaging, Inc.*	60,000	2,696,400
Hewlett Packard Enterprise Co.	150,900	3,422,412
Western Digital Corp.	45,600	3,635,688
		58,161,986
Materials 0.5%
Containers & Packaging
Sealed Air Corp.	74,699	3,622,901
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	9,171	3,530,652
Total Common Stocks (Cost $422,777,033)		642,043,998
Other Investments 0.2%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	348,505
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	36,930
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	295,130
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	593,496
Total Other Investments (Cost $11,537,926)		1,274,061
Preferred Stock 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (Cost $0)	3,509	0
Securities Lending Collateral 1.5%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (c) (d) (Cost $9,682,650)	9,682,650	9,682,650
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.54% (c) (Cost $9,080,053)	9,080,053	9,080,053
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $453,077,662) †	101.6	662,080,762
Other Assets and Liabilities, Net	(1.6)	(10,631,985)
Net Assets	100.0	651,448,777

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $463,764,871. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $198,315,891. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $221,512,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,196,509.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $9,523,522, which is 1.5% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,116,717	348,505	0.05
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	36,930	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	3,896,857	295,130	0.05
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	593,496	0.09
Total Restricted Securities		11,537,927	1,274,061	0.20

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$49,328,715	$—	$—	$49,328,715
Health Care	8,991,698	—	—	8,991,698
Industrials	20,841,231	—	—	20,841,231
Information Technology	555,728,801	—	—	555,728,801
Materials	3,622,901	—	—	3,622,901
Real Estate	3,530,652	—	—	3,530,652
Other Investments	—	—	1,274,061	1,274,061
Preferred Stock	—	—	0	0
Short-Term Investments (e)	18,762,703	—	—	18,762,703
Total	$660,806,701	$—	$1,274,061	$662,080,762

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017